Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Recent Accounting Pronouncements
Recent Accounting Pronouncements

(3) Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update, or ASU, 2014‑09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition guidance in ASC 605, Revenue Recognition. The new revenue recognition standard sets forth a five‑step revenue recognition model to determine when and how revenue is recognized. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration it expects to receive in exchange for those goods or services. The standard also requires more detailed disclosures. The standard provides alternative methods of initial adoption and is effective for the Company on January 1, 2017. Early adoption is not permitted. In August 2015, the FASB issued ASU 2015‑14, which deferred the effective date of ASU 2014‑09 to January 1, 2018. The Company is currently assessing the impact that this standard will have on the consolidated financial statements.

In February 2015, the FASB issued ASU 2015‑02, Consolidation (Topic 810). The ASU modifies the way a reporting entity evaluates whether or not it must consolidate certain legal entities into its consolidated financial statements. The standard is effective for the Company on January 1, 2016. Early adoption is permitted, however the Company will implement with the consolidated financial statements for the year ended December 31, 2016 The ASU will have no impact to the consolidated financial statements.

In September 2015, the FASB issued ASU 2015‑16, Business Combinations (Topic 805). This standard simplifies the accounting for adjustments made to provisional amounts recognized in a business combination. First, it requires that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer also should record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments should be applied prospectively to adjustments to provisional amounts that are identified after December 15, 2015 and that are within the measurement period. Upon transition, an entity would be required to disclose the nature of, and reason for, the change in accounting principle. An entity would provide that disclosure in the first annual period of adoption and in the interim periods within the first annual period. This ASU will have no impact on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016‑01, Financial Instruments—Overall (Subtopic 825‑10). This standard primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available‑for‑sale debt securities. Under this ASU, unrecognized gains and losses from available‑for‑sale securities will be recognized through net income. This ASU is effective for the Company on January 1, 2018. Adoption will not have a material effect on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016‑02, Leases, (Topic 842). The ASU will require organizations that lease assets—referred to as “lessees”—to recognize on the consolidated statement of financial condition the assets and liabilities for the rights and obligations created by those leases. The ASU is effective for the Company beginning on January 1, 2019. The Company is still evaluating the effect of this ASU on the consolidated financial statements.